Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Export input VAT receivables (a)	$3,384	$3,303
Advance to suppliers	4,221	2,315
Receivable from third parties (b)	708	1,114
Employee receivables and business advances	1,788	468
Security deposits	205	282
Interest receivable	181	223
Insurance receivables on written-off accounts receivables (c)	282	201
Others (d)	147	26
Total	$10,916	$7,932

(a)	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in the PRC when declaring goods for export.

(b)	Receivable from third parties represent the funds held on third-party settlement platforms.

(c)	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.

(d)	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.